INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES The Company recorded a tax benefit of $1,823 for the six months ended June 30, 2025, primarily related to changes in deferred taxes resulting from an impairment loss.